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PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

Gateway Center Three, 4th floor
100 Mulberry Street

Newark, New Jersey 07102-4077

January 11, 2011

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:     Prudential Investment Portfolios, Inc. 14

(formerly named Prudential Government Income Fund, Inc.)

Post-Effective Amendment No. 42 to the Registration Statement
under the Securities Act of 1933 (No. 2-82976) and
Amendment No. 45 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-03712)

Dear Sir or Madam:

On behalf of the Prudential Investment Portfolios, Inc. 14 (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 42 to the Registration Statement under the 1933 Act and Amendment No. 45 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, second series to the RIC. The new series is Prudential Floating Rate Income Fund (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated April 28, 2010, which pertain to the RIC’s current series, which is named Prudential Government Income Fund.

The RIC intends to file a subsequent post-effective amendment on or before March 30, 2011 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

      The investment objective of the Fund will be to maximize current income. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with the Fund's primary investment objective of current income.

Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in floating rate loans and other floating rate debt securities. Floating rate loans are debt obligations that have interest rates which adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks.

The Fund may invest in loans of any maturity or credit quality. The Fund may invest primarily in senior loans that are rated below investment grade (which are sometimes referred to as “junk bonds”) or unrated senior loans of comparable quality at the time of purchase as determined by the Fund’s investment sub-adviser. The Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

The Fund may invest up to 20% of its investable assets in other types of debt securities, preferred stocks, convertible securities, equity and equity-related securities, and money market instruments.

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and other foreign securities. The Fund intends to limit its investments in non-U.S. securities to those that are U.S. dollar-denominated.

The Fund has no requirements as to the maturities of the debt instruments it may buy, or as to the market capitalization of the issuers of those instruments. The Fund may invest in derivative instruments, including futures, forwards, options and swaps, to try to enhance return or to try to reduce (“hedge”) investment risks. In selecting investments for the Fund, the Fund’s investment sub-adviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI. Additionally, we note that the staff recently reviewed the following registration statements, which are collectively referred to herein as the “Prior Registration Statements”:

• post-effective amendment No. 41 to the registration statement of the RIC, which went effective on April 28, 2010 (the “Prior RIC Registration Statement”); and
• post-effective amendment No. 24 to the registration statement of Prudential Investment Portfolios 3, which went effective on December 30, 2010 for the launch of a new series, Prudential Real Assets Fund.

The following sections of Fund’s prospectus contained in the Amendment include disclosure that is substantially similar to the disclosure contained in the Prior Registration Statements except as noted:

• “Summary Section – Fees and Expenses, Example, The Fund’s Past Performance, Buying and Selling Fund Shares, Tax Information and Financial Intermediary Compensation” are substantially similar to the Prior Registration Statements (except with respect to fund specific fee information or other calculations);
•  “Other Investments and Strategies” and “Investment Risks” are substantially similar to the Prior Registration Statements;
• “How the Fund is Managed” is substantially similar to the Prior RIC Registration Statement;
• “Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and
• “Financial Highlights” are substantially similar to the Prior RIC Registration Statement as they relate to a new fund.

         The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in the Prior Registration Statements.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “limited review” as deemed necessary by the Staff.

The Amendment is designated to go effective on March 30, 2011 and we would appreciate receiving the Staff’s comments, if any, on or about March 4, 2011.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-1495. Thank you for your assistance in this matter.

                                   Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld

                                   Vice President and Corporate Counsel
                                   Prudential Investments LLC

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